Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating expenses:
Research and development	$ 4,572	$ 7,718	$ 11,366	$ 10,218
General and administrative	4,014	9,512	8,143	12,620
Impairment of in-process research and development	5,228		5,228
Total operating expenses	13,814	17,230	24,737	22,838
Operating loss	(13,814)	(17,230)	(24,737)	(22,838)
Other income (expense), net:
Foreign exchange gain (loss)	3	466	(44)	(314)
Other income (expense), net	44	(502)	(1,246)	(543)
Total other income (expense), net	47	(36)	(1,290)	(857)
Loss before income taxes	(13,767)	(17,266)	(26,027)	(23,695)
Income tax benefit	871	123	926	178
Net loss	(12,896)	(17,143)	(25,101)	(23,517)
Net loss attributable to non-controlling interest	55		105
Net loss attributable to Strongbridge Biopharma	(12,841)	(17,143)	(24,996)	(23,517)
Comprehensive loss	(12,841)	(17,143)	(24,996)	(23,517)
Net loss attributable to ordinary shareholders:
Basic and diluted	$ (12,841)	$ (17,143)	$ (24,996)	$ (23,517)
Net loss per share attributable to ordinary shareholders:
Basic and diluted	$ (0.61)	$ (1.19)	$ (1.18)	$ (1.75)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders
Basic and diluted	21,205,382	14,461,867	21,205,382	13,433,712